SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details)	Jan. 11, 2024	Dec. 15, 2023	Jul. 14, 2023	Apr. 26, 2023
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants, Measurement input				45.00
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants, Measurement input				100
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants, Measurement input				3.58
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrants, Expected life				3 years
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants, Measurement input				0
July 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Date			Jul. 14, 2023
July 2023 Convertible Notes [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input			42.15
July 2023 Convertible Notes [Member] | Measurement Input, Credit Spread [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input			2,500
July 2023 Convertible Notes [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input			108
July 2023 Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input			4.60
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Date	Jan. 11, 2024	Dec. 15, 2023
December 2023 Convertible Notes [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input	26.25	22.65
December 2023 Convertible Notes [Member] | Measurement Input, Credit Spread [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input	2,000	2,000
December 2023 Convertible Notes [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input	109	109
December 2023 Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Convertible note, Measurement input	3.90	3.90
July 2023 Warrants [Member]
Debt Instrument [Line Items]
Date			Jul. 14, 2023
July 2023 Warrants [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants, Measurement input			39.15
July 2023 Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants, Measurement input			98
July 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants, Measurement input			4.04
July 2023 Warrants [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Warrants, Measurement input			39.15
July 2023 Warrants [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrants, Expected life			5 years
July 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants, Measurement input			0.00
December 2023 Warrants [Member]
Debt Instrument [Line Items]
Date	Jan. 11, 2024	Dec. 15, 2023
December 2023 Warrants [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants, Measurement input	26.25	22.64
December 2023 Warrants [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants, Measurement input	102	101
December 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants, Measurement input	3.90	3.91
December 2023 Warrants [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Warrants, Measurement input	21.45	21.45
December 2023 Warrants [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrants, Expected life	5 years	5 years
December 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants, Measurement input	0.00	0.00